Property, plant and equipment - right of use assets (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 1,395
Right-of-use assets	1,621
Depreciation, right-of-use assets	346
Additions to right-of-use assets	577
Change in scope of consolidation, right-of-use assets	44
Translation differences, right-of-use assets	28
Other changes, right-of-use assets	(77)
Right-of-use assets	1,621
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	26
Right-of-use assets	7
Depreciation, right-of-use assets	3
Additions to right-of-use assets	11
Change in scope of consolidation, right-of-use assets	0
Translation differences, right-of-use assets	1
Other changes, right-of-use assets	(28)
Right-of-use assets	7
Industrial buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,085
Right-of-use assets	1,120
Depreciation, right-of-use assets	150
Additions to right-of-use assets	167
Change in scope of consolidation, right-of-use assets	18
Translation differences, right-of-use assets	24
Other changes, right-of-use assets	(24)
Right-of-use assets	1,120
Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	206
Right-of-use assets	349
Depreciation, right-of-use assets	100
Additions to right-of-use assets	236
Change in scope of consolidation, right-of-use assets	26
Translation differences, right-of-use assets	2
Other changes, right-of-use assets	(21)
Right-of-use assets	349
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	78
Right-of-use assets	145
Depreciation, right-of-use assets	93
Additions to right-of-use assets	163
Change in scope of consolidation, right-of-use assets	0
Translation differences, right-of-use assets	1
Other changes, right-of-use assets	(4)
Right-of-use assets	145
Previously stated
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	326
Right-of-use assets	326
Previously stated | Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Right-of-use assets	0
Previously stated | Industrial buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	197
Right-of-use assets	197
Previously stated | Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	129
Right-of-use assets	129
Previously stated | Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Right-of-use assets	0
Increase (decrease) due to changes in accounting policy
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,069
Right-of-use assets	1,069
Increase (decrease) due to changes in accounting policy | Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	26
Right-of-use assets	26
Increase (decrease) due to changes in accounting policy | Industrial buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	888
Right-of-use assets	888
Increase (decrease) due to changes in accounting policy | Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	77
Right-of-use assets	77
Increase (decrease) due to changes in accounting policy | Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	78
Right-of-use assets	€ 78